Summary of Significant Accounting Policies - Additional Information (Details)				12 Months Ended
	Dec. 23, 2022 USD ($) Day $ / shares shares	Aug. 16, 2022	Jan. 14, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents				$ 0	$ 0
Federal deposit insurance coverage				$ 250,000
Number of additional extension month for initial business combination	1 month
Number of maximum extension month for initial business combination	6 months
Number of business days | Day	10
Common stock, shares redeemed | shares	25,132,578			25,132,578
Common stock, redemption value	$ 253,600,000
Common stock, shares redemption par value | $ / shares	$ 10.09			$ 10.24	$ 10
Common stock, shares redemption | shares	2,467,422			2,467,422	27,600,000
Deferred offering costs			$ 13,800,000
Underwriting discount			4,800,000
Deferred underwriting discounts and commissions			8,400,000
Other offering costs			$ 600,000
Unrecognized tax benefits				$ 0	$ 0
Accrued for interest and penalties				0	$ 0
US federal excise tax on repurchase of stock rate		1.00%
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs				15,800,000
Underwriting discount				5,500,000
Deferred underwriting discounts and commissions				9,700,000
Other offering costs				$ 700,000